Other operating income - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Net gains on disposal of financial assets at fair value through other comprehensive income (note 33)	£ (53)	£ (40)	£ (133)
Share of results of joint ventures and associates	(13)	(16)	10
Other income	22,004	22,107	(18,268)
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,681	1,383	1,077
Rental income from investment properties (note 24)	172	146	145
Net gains on disposal of financial assets at fair value through other comprehensive income (note 33)	7	122	92
Other	74	(20)	25
Other income	£ 1,934	£ 1,631	£ 1,339